Operationas (Details 6) - BRL (R$) R$ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2019
Operational context
Gain on bargain purchase		R$ 0	R$ 0	R$ 2,479
Total Voice Comunicação S.A.
Valuation techniques used in business combination [abstract]
Description of assets acquired in business combination		Intangible asset – Allocation of the costumer portfolio and digital platform
Description of valuation techniques used in business combination		Income Approach: The GEMP Method (Multi-Period Excess Earnings) assumes that the fair value of an intangible asset is equal to the present value of the cash flow attributable to that asset, less the contribution of other assets, tangible or intangible.
Zenvia Brazil | Total Voice Comunicação S.A.
Operational context
Consideration transferred	R$ 2,215			2,215	R$ 2,015
Other net assets, including PPE and cash	57			57
Intangible assets - Customer portfolio	518			518
Intangible assets - Digital platform	3,919			R$ 3,919
Gain on bargain purchase	2,479
Taxes on bargain purchase	(843)
Net amount for bargain purchase	R$ 1,636